Unique ID	LOANID	LOANID2	SLOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
627400328	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX . On XX/XX/XXXX the borrower called to update the ACH online, the call was transferred to the web support team for the same and was advised will take XX business days for it to be updated and if the payment is due in next XX days the  will have to make XX payment and if the XXX payment returns then the borrower will have to remit payment for XXX. On XX/XX/XXXX the borrower called to make the payment for XXX and was transferred to the payment specialist . On XX/XX/XXXX the borrower called with regards to the late charge on the account, was advised if the same is received again then can make extra payment towards the principal and it will continue to show until its paid, the late charges were waived out of courtesy. On XX/XX/XXXX the borrower called and stated of the text received for pending transaction, was confirmed that there were no pending transaction from the servicer's end, borrower stated that was a victim of fraud in the past, the call was transferred to the bank to confirm that there were no pending transactions. Borrower also inquire when can the additional principal payment be made, was advised based on the payments it will be in XXXX. On XX/XX/XXXX the borrower called and inquired as to why was letter sent on XX/XX/XXXX was advised that it was due to a request to add a password and the same was responded via email. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	3/XX/2025
627400332	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower called in and requested to skip auto payment for XXX. Confirmed that the account is currently enrolled in auto payment and can skip the draft. Servicer advised the borrower that they are still responsible for making the payment manually. Enrollment will be automatically removed from the program once the loan is paid in full, or they can submit a written request or go online to cancel enrollment. On XX/XX/XXXX, Borrower called in to made a payment in the amount of $X.XX. Servicer advised to borrower to allow XX–XX business days for the payment to clear the bank. The payment is effective as of XX/XX/XXXX and informed to borrower that auto payment will resume from XX/XX. On XX/XX/XXXX, Borrower called in and inquired on recast of loan. Servicer advised them to send a written request with the amount. On XX/XX/XXXX, The borrower inquired about recast questions and stated that they had already sent the recast request but had not received any response. The call was transferred back to the Special Loans team at extension XXX for further assistance. On XX/XX/XXXX, The borrower wanted to confirm if they could go to a branch to get their documents notarized. Servicer advised them that yes, they should go. The borrower then stated that they are currently in XXX, where XXX are not available. They mentioned that they will try to go to the local branch, but if they are unable to perform the XXX, they can proceed with signing the documents. Servicer advised them of the turnaround time for the task. The call was transferred from the Customer Service representative. On XX/XX/XXXX, The borrower inquired about the status of the recast and requested a call back. Servicer advised that a call back will be requested and the turnaround time is XX–XX business days. Please follow up with the borrower to review what they need to do regarding the recast documents. They are currently in XXX, where XXX are not available, and wants to know what alternative options they instead of notarizing the documents. On XX/XX/XXXX, Borrower called in regarding the XXX error. When the line was conferenced, the borrower did not state their name or provide any response. The call was then dropped. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	11/XX/2025
627400352	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in as wanted to change the insurance and have the insurance information updated. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	12/XX/2025
627400369	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called and inquired if the hazard insurance is being escrowed. Advised that the taxes and insurance are being escrowed. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	10/XX/2025
627400418	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							10/31/2025	5/XX/2025
627400572	XXXX		XXXX	3	[3] Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  As per the comment dated XX/XX/XXXX Received request regarding the Building Code Violation and forwarded to Property Preservation for scanning and identifying default areas.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							10/31/2025	5/XX/2025
627400617	XXXX		XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in to inquire about escrow analysis and wrong amount for borrower’s insurance. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX indicates that subject property had some XXX damage on XX/XX/XXXX. Comment dated XX/XX/XXXX indicates that claim was filed and $X.XX amount was received. Comment dated XX/XX/XXXX indicates that loss draft responded to email from XXX. However, there was no evidence of 100% repairs inspection completed on the property.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	2/XX/2025
627400676	XXXX		XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called and inquired on loss draft and the check that needed to be endorsed, the call was transferred to the concerned department. Borrower was provided with the address to mail the check and the copy of insurance adjusters report.  On XX/XX/XXXX the borrower called to inquire on the process to fix the XXX. The borrower called on XX/XX/XXXX and was advised that an adjuster's report was required to process the claim, borrower stated that will mail it over. On XX/XX/XXXX the borrower called with regards to the check and the paperwork, was advised that the check was endorsed and released. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comments dated XX/XX/XXXX the borrower informed about the damage being caused to the property due to XXX and wanted to raise a claim for the same. On XX/XX/XXXX a claim check was in the amount of $X.XX was endorsed and released. As there is no mention of 100% repairs completed, The damage still remains open.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	9/XX/2025
627400742	XXXX		XXXX	3	[3] Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  As per comment dated XX/XX/XXXX multiple helpdesk requests were received regarding building code violations and were forwarded for processing and scanning.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							10/31/2025	10/XX/2025
627400827	XXXX		XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower requested closing disclosure to be emailed. Advised it can be faxed or mailed. Advised loan costs information per closing and can email to research. Also, advised cannot guarantee as borrower one was adamant on having document to be emailed. On XX/XX/XXXX borrower inquire on taxes . Advised there is no direct extension and advise that supplementary taxes were past due and was paid. Advised taxes and insurance are part of escrow and requested to have it removed. Borrower inquire if the taxes were paid. Advised taxes were paid in the amount of $X.XX dated XX/XX/XXXX and wanted to know the recent tax bill paid and wanted to know what exactly it was paid for and was not happy as tried to delete the escrow a year ago and was denied. Borrower also wanted to know why the payment went high . Advised due to increase in taxes and insurance also short in escrow can caused increased in payments. Advised payment went into effective on XX/XX/XXXX as new payment in the amount of $X.XX as shortage was spread for XX months from effective date. Advised the supplementary taxes in amount of $X.XX including the fees were paid on XX/XX/XXXX. On XX/XX/XXXX borrower approved for tax exemption due to having solar panels and inquire on over payment/refund. Also, inquire on hazard insurance from having a  notice received to  provide the proof of hazard. Advised to email the approval letter and current tax bill. On XX/XX/XXXX requested the escrow to be removed and does not agreed in handling the escrow as the tax bill and abatement was not updated to show no taxes were due for rest of the year after sending proof. Borrower also inquire about the loss draft issue and inquire on check needed to be endorsed. Advised to transfer to loss draft and provided the phone number. Borrower called to let us know that they need to have the check endorse. On XX/XX/XXXX borrower will contact the insurance company as they sent wrong adjuster report.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX there is an notification of property damage. On XX/XX/XXXX loss draft check been sent in the amount of $X.XX. On XX/XX/XXXX check was mailed out on XX/XX via XXX with tracking number. On XX/XX/XXXX the date of loss was XX/XX/XXXX. On XX/XX/XXXX claim check endorsed and returned to XXX in the amount of $X.XX. On XX/XX/XXXX loss draft check mailed out.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	11/XX/2025
627400840	XXXX		XXXX	3	[3] Property Damage - UTD - No evidence of resolution [3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in inquiry on loss draft and advise property damage process to fix XXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX indicates a property was damaged on XX/XX/XXXX. On XX/XX/XXXX loss draft check was pending processing in the amount of $X.XX. Loss draft check has been sent endorsed and return XXX check amount of $X.XX. On XX/XX/XXXX indicates a check endorsed and return XXX check amount of $X.XX date of loss on XX/XX/XXXX. On XX/XX/XXXX indicates a check has been endorsed and return XXX in the amount of $X.XX on date of loss on XX/XX/XXXX. On XX/XX/XXXX indicates a loss draft check mailed out letter and loss draft check mailed out. There is no evidence of 100% inspection were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	5/XX/2025
627400892	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							10/31/2025	3/XX/2025
627400913	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called about principal payment options; advised Online, ACH, Wire, Bill Pay; emailed wire instructions; recommended payment after monthly posts; provided payment address. On XX/XX/XXXX borrower called to inquire if payment was received. Advised payment is confirmed. Borrower also inquired about NSF fee assessed on XX/XX/XXXX due to XX/XX payment NSF. Advised borrower to email XXX to dispute the fee, as the fee cannot be waived and a formal dispute must be submitted. On XX/XX/XXXX borrower called regarding payment confirmation. Borrower completed with pay of balance payment amount of $X.XX. Advised borrower to allow XX–XX business days for payment to clear the bank; payment effective XX/XX/XXXX. Call was transferred from XXX with XXX. Borrower stated we ACH payment on XX/XX and was advised ACH drafts occur on the XX. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	9/XX/2025
627400915	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to inquire about hazard insurance, call transferred to insurance department. Borrower states received a letter to provide proof of insurance. Advised to borrower will transfer to specialist for further assistance, however, later borrower disconnected the call. On XX/XX/XXXX borrower called in to inquire on received letter about force placed insurance. Advised to borrower to not have proof of coverage and lender placed insurance was added to escrow. Advised customer to send proof by providing the declaration page via fax or email. Updated mailing address city to XXX. Also advised insurance purchase date as XX/XX/XXXX and amount $X.XX. There was no further contact with the borrower and loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	10/XX/2025
627400918	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							10/31/2025	1/XX/2025
627401014	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
As per comment dated XX/XX/XXXX dispute identified for escrow and hazard insurance dispute. On XX/XX/XXXX the loan is escrowed for insurance and taxes, and any direct payments could result in duplicate payments, as are scheduled to disburse for insurance in XX/XXXX. A dispute for escrow which was resolved.
							10/31/2025	8/XX/2025
627401091	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							10/31/2025	11/XX/2025
627401126	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower was advised that an updated homeowner’s insurance policy is required. Borrower stated will email the paperwork. On XX/XX/XXXX borrower called regarding lender placed insurance charges that caused a significant increase in their payment. XXX advised that the analysis was reviewed, identified XX lender placed insurance charges, and transferred the borrower to the insurance representative for assistance with resolving the charges and initiating the refund process. On XX/XX/XXXX borrower inquired about why the payment increased. XXX advised that the increase is due to higher taxes and lender placed insurance, as well as a shortage in the escrow account. Borrower was informed that they can pay the shortage in full before the effective date or leave spread over XX months. XXX explained that even if the shortage is paid in full, the payment will still be higher than before due to the increase in taxes and lender placed insurance. XXX also discussed that a task is in place for lender placed insurance, which is currently under review, and advised that the borrower will be updated once the review is complete. On XX/XX/XXXX borrower followed up on the loan as promised. XXX advised that once the insurance refund is received, an escrow analysis adjust the payment. XXX explained that it takes a full cycle to adjust the payment and also advised that it may take approximately XX business days to process, plus XX-XX business days for mail time. Insurance refund was received on XX/XX/XXXX. On XX/XX/XXXX XXX advised the borrower that the insurance renewal has not been received. XXX provided the insurance documents email address, and the borrower stated will submit the renewal declarations and billing for payment. On XX/XX/XXXX borrower inquired about hazard insurance and was transferred to the insurance department. XXX provided the phone number and transferred the borrower to extension for assistance with the premium payment inquiry. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	8/XX/2025
627401241	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							10/31/2025	12/XX/2025
627401288	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							10/31/2025	8/XX/2025
627401340	XXXX		XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in to and want to do inquire about home XXX and XXX with loss draft department. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX indicates that subject property needs to XXX and XXX and there was no insurance claim was filed. However, there was no evidence of 100% repairs inspection completed on the property.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	11/XX/2025
627401455	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							10/31/2025	12/XX/2024
627401493	XXXX		XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in and mailing address was verified for non-monitored claim. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, there was notification of property damage. There was XXX damage on XX/XX/XXXX, and claim is classified as non-monitored. The estimated repairs amount is $X.XX. The loss draft checks were received in the amount of $X.XX, $X.XX and $X.XX respectively. On XX/XX/XXXX, loss draft checks were mailed out. No information pertaining to 100% repair inspection found.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	4/XX/2025
627401555	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower inquire on loss draft check and needed endorsement. Advise call was transferred to loss draft department and provided phone number. Also, advise to write the loan number on front of check and need to be fully endorsed. Advised to send the adjustor report. On XX/XX/XXXX borrower wanted to know the status of the check which was sent. Advised that the check has not received. On XX/XX/XXXX borrower inquire on changing the mailing address and provided the new address. Borrower had general question regarding the loss draft. Explained the monitor procedure and advise we can use monthly payment. On XX/XX/XXXX spoke with borrower and had general question regarding loss draft .
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	8/XX/2025
627401871	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and requested manual draft payment via auto-payment. Advised to borrower forms are received and auto payment is setup. On XX/XX/XXXX borrower called in and requested to skip auto payment for XX/XXXX. Advised to borrower necessary task has been opened to skip XX/XXXX payment. Also, asked borrower to send an email to assist with non-sufficient fund dispute. On XX/XX/XXXX borrower called in and inquired on non-sufficient fee.  XXX confirmed $X.XX was charged in XX/XXXX. Borrower wants the charge removed. Borrower was asked to update information. XXX sent details to Research via email, fax, or mail. There was no further contact with the borrower and loan is performing.

Dispute comment - As per the comment dated XX/XX/XXXX borrower raised a dispute for non-sufficient fee. On XX/XX/XXXX email was sent to research team to research on fee dispute. On XX/XX/XXXX fee dispute was resolved with an explanation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	10/XX/2025
627401901	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired about setting up auto payments. The servicer advised that if an extra payment is made, it will be applied to principal, and less will go toward interest. On XX/XX/XXXX, the borrower requested proof of flood insurance and a letter received for line XXX. The servicer transferred the borrower to the insurance department. On XX/XX/XXXX, the servicer advised that the payment was drafted and provided the borrower with the expected time for the payment to post. On XX/XX/XXXX, the servicer informed the borrower that taxes were overpaid due to a duplicate payment—one through escrow and one paid directly by the borrower. The borrower contacted the tax collector regarding the payment and was advised to wait for the refund check. The servicer also informed the borrower that once the payment is received, the borrower can request an interim analysis. On XX/XX/XXXX, the servicer confirmed that taxes were overpaid due to a duplicate payment to the county. The servicer advised that the county has refunded the payment and that the refund will be deposited into the escrow account. The borrower also asked whether a new analysis would be run. On XX/XX/XXXX, the borrower requested a new analysis to be completed due to the tax refund being deposited into escrow to lower payments. If possible, the borrower requested the effective date to be post-dated to XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	7/XX/2025
627401938	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called and states that the loan has to be paid in full and this loan is the new refinanced loan. Advised payoff on other loan and was returned due to wrong amount posted. On XX/XX/XXXX borrower inquire on the grace period days. Advised grace period after the first XX days is XX days and the late fee of $ X.XX will be applied. Also, confirmed the account is active from XX/XX. Also, explained if the payment is declined an $X.XX will be applied as non sufficient funds. On XX/XX/XXXX borrower wanted to know if the payment is received. Advised the payment received in the amount of $X.XX post on XX/XX/XXXX and advised that auto payment should be post sometime today and not able to stop the non sufficient funds. Advised once the non sufficient funds show on account, borrower can dispute to research. Borrower was going to stop the payment but wanted to make sure that auto setup is not stopping. Borrower is enrolled in auto payment and made payment on XX/XX. Advised it will take XX-XX business days for the payment to post. Borrower though that XXX payment has been made and auto payment would not draft. On XX/XX/XXXX advised borrower that the XX payments were received between XX/XX- XX/XX. Explained the grace period for the XXX ends. Borrower also asked if the auto payment can be cancel. Advised can go online to cancel the auto payment setup and will not draft the auto payment for month of XX/XX. On XX/XX/XXXX advised that XX payments were received and stopped on of them. Confirmed the payment is the amount of $X.XX on XX/XX/XXXX. On XX/XX/XXXX borrower inquire about the if the XXX payment was returned yet. Advised XX/XX was reversed but other XXX payment has not returned yet. Advised we can waive one time late charges if the payment does not become late. On XX/XX/XXXX inquire on insurance charge in the amount of $X.XX . Advised lender placed insurance charged for the gap in coverage and if the payment goes unpaid will roll into monthly payment to spread shortage over the XX months until paid in full. On XX/XX/XXXX inquire about the increase in the payment. Advised due to increase in lender placed insurance. Also, short in escrow caused increased in payment and can pay short in full before the effective date or leave the spread over the XX months.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	9/XX/2025